Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares issued (in shares)	207,000,000	206,000,000
Common stock, shares outstanding (in shares)	200,482,249	199,078,909
Treasury stock (in shares)	7,000,000	7,000,000